Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Obligations Under Capital and Operating Leases
Minimum future obligations under capital and operating leases at December 31, 2017 are as follows:

(in thousands)	Capital Leases	Operating Leases
2018	$1,411	$18,483
2019	45	16,011
2020	14	11,762
2021	—	8,457
2022	—	6,126
Thereafter	—	4,038
	1,470	$64,877
Less: Amount representing interest	(54)
	1,416
Less: Current portion	(1,359)
Long-term portion	$57

Commitments to Purchase Goods or Services and for Future License and Royalty Payments
At December 31, 2017, we had commitments to purchase goods or services, and for future license and royalty payments. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2018	$65,073	$12,907
2019	22,556	11,858
2020	10,472	11,558
2021	943	8,860
2022	11	6,161
Thereafter	434	3,748
	$99,489	$55,092